ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details) - USD ($)					1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 11, 2022	Jul. 12, 2022	Jan. 21, 2022	Jul. 30, 2020	Oct. 31, 2022	Jul. 31, 2022	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Transaction costs									$ 13,273,096	$ 13,273,096
Underwriting fees									4,600,000	4,600,000
Deferred underwriting fees								$ 8,050,000	8,050,000	8,050,000
Other offering costs									623,096	$ 623,096
Investment of Cash into Trust Account								221,190	$ 1,451,532
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account									80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination									50.00%	50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)									2 days	2 days
Minimum net tangible assets upon consummation of the business combination								5,000,001	$ 5,000,001	$ 5,000,001
Threshold percentage of public shares subject to redemption without the company's prior written consent									15.00%	15.00%
Obligation to redeem public shares if entity does not complete a business combination (as a percent)									100.00%	100.00%
Threshold business days for redemption of public shares									10 days	10 days
Maximum net interest to pay dissolution expenses									$ 100,000	$ 100,000
Amount of cash paid out of Trust Account for redemptions			$ 148,079,821		$ 12,349,642		$ 148,079,821
Class A Ordinary shares elected to redeem upon extension of business combination period					1,202,070
Payments for redemptions out of Trust Account per share									$ 10.21
Percentage of security holders									5.00%
Cash								0	$ 0	8,390	$ 792,416
Cash and marketable securities held in Trust Account								40,293,597	40,293,597	230,158,259	$ 230,091,362
Working capital								$ 18,720,557	$ 18,720,557	$ 6,666,868
Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Amount of cash paid out of Trust Account for redemptions		$ 43,349,494			$ 12,349,642	$ 43,349,494	$ 148,079,821
Class A Ordinary shares elected to redeem upon extension of business combination period		4,256,979	14,797,723		1,202,070	4,256,979	14,797,723
Ordinary shares, par value (per share)				$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent event [Member] | Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Amount of cash paid out of Trust Account for redemptions	$ 12,324,919
Class A Ordinary shares elected to redeem upon extension of business combination period	1,202,070
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued				23,000,000
Unit price				$ 10.00				$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of units				$ 230,000,000
Investment of Cash into Trust Account				$ 230,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued				3,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Private placement warrants issued										6,600,000
Price of warrant										$ 1.00
Proceeds from sale of Private Placement Warrants										$ 6,600,000
Private Placement | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Private placement warrants issued				6,600,000				6,600,000	6,600,000
Price of warrant				$ 1.00				$ 1.00	$ 1.00
Proceeds from sale of Private Placement Warrants				$ 6,600,000					$ 6,600,000